SUBSEQUENT EVENTS (Details Textual)	Mar. 14, 2018 $ / shares
Dividend declaration [Member]
Disclosure of subsequent events [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 1,020